N-2 - USD ($)		3 Months Ended								12 Months Ended
		Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key										0000830487
Amendment Flag										false
Entity Inv Company Type										N-2
Document Type										N-CSR
Entity Registrant Name										Western Asset Municipal High Income Fund Inc.
Document Period End Date										Oct. 31, 2025
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Summary of Fund Expenses
Sales Load (as a percentage of offering price)(1)	1.00%
Offering Expense (as a percentage of offering price)(2)	0.13%
Dividend Reinvestment Plan Fees(3)	$5.00
(1) Represents the estimated commission with respect to the Common Stock being sold in at-the-market offerings. Jones Trading will be entitled to compensation of up to 1.00% of the gross proceeds of the sale of any Common Stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon in writing by the Fund and UBS Securities LLC from time to time.
(2) Costs incurred by the Fund in connection with the shelf offering are recorded as a prepaid expense. These costs are amortized on a pro-rata basis as shares are sold and are presented as a reduction to the net proceeds from the sale of shares. Any deferred charges remaining at the end of the life of the shelf offering period will be expensed.
(3) Common Stockholders will pay brokerage charges if they direct the Plan Agent to sell shares of Common Stock held in a dividend reinvestment account. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

Sales Load [Percent]	[1]									1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]									0.13%
Annual Expenses [Table Text Block]
Annual Operating Expenses
Percentage of Net Assets Attributable to Common Shares
Management Fees(4)	0.55%
Interest and Related Expenses from Leverage(5)	0.06%
Other Expenses(6)	0.23%
Total Annual Fund Operating Expenses	0.84%
(4) The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
(5) The Fund has utilized Borrowings in an aggregate amount of 2% of its net assets, which equals the average level of leverage for the Fund’s fiscal year ended October 31, 2025. The expenses and rates associated with leverage may vary.
(6) “Other Expenses” are based on amounts incurred in the fiscal year ended October 31, 2025.

Management Fees [Percent]	[4]									0.55%
Interest Expenses on Borrowings [Percent]	[5]									0.06%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]									0.23%
Total Annual Expenses [Percent]										0.84%
Expense Example [Table Text Block]
Examples
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:
One Year	Three Years	Five Years	Ten Years
$19	$37	$57	$113
The above table and example are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Shares of the Fund. The “Example” assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed in the table above under Total Annual Operating Expenses remain the same in the years shown. The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Common Shares.
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater than or less than those shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01										$ 19
Expense Example, Years 1 to 3										37
Expense Example, Years 1 to 5										57
Expense Example, Years 1 to 10										$ 113
Purpose of Fee Table , Note [Text Block]										The following additional information is provided for the Fund as of the fiscal year ended October 31, 2025.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Transaction Fees, Note [Text Block]										Common Stockholders will pay brokerage charges if they direct the Plan Agent to sell shares of Common Stock held in a dividend reinvestment account. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
Other Expenses, Note [Text Block]										“Other Expenses” are based on amounts incurred in the fiscal year ended October 31, 2025.
Management Fee not based on Net Assets, Note [Text Block]										The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund seeks high current income exempt from federal income taxes.
The Fund’s investment objective may be changed only by the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities,” as defined in the 1940 Act.
Principal Investment Policies and Strategies
The Fund invests primarily in intermediate- and long term municipal debt securities issued by state and local governments including U.S. territories and possessions, political sub-divisions, agencies and public authorities (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. Under normal conditions, at least 80% of the Fund’s assets will be invested in municipal obligations. The Fund may invest in municipal obligations rated below investment grade or unrated, if determined to be of equivalent quality, without limit. Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization (“NRSRO”) that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. The Fund may invest in non-publicly traded municipal securities, zero-coupon municipal obligations and non-appropriation or other municipal lease obligations. The Fund may hold securities or use investment techniques that provide for payments based or “derived” from the performance of an underlying asset, index or other economic benchmark.
Municipal obligations are debt securities, the interest from which is, in the opinion of bond counsel to their issuer, excluded from gross income for regular federal income tax purposes. Municipal obligations may bear fixed, floating or variable rates of interest. Municipal obligations include “public purpose” obligations, which generate interest that is exempt from regular federal income tax and, for individual taxpayers, is not subject to the alternative minimum tax (“AMT”). Municipal obligations also include qualified “private activity bonds”, which generate interest that is exempt from regular federal income tax but that is subject to the AMT.
Under normal conditions, the Fund may hold up to 20% of its assets in cash or money market instruments, including taxable money market instruments (“Taxable Investments”). When the investment manager believes that long-term municipal obligations consistent with the Fund’s investment objective are unavailable, the Fund may take a temporary defensive posture and invest without limitation in short-term municipal obligations and Taxable Investments.
The Fund may use a variety of derivative instruments for investment purposes, as well as for hedging or risk-management purposes.
The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments issued in TOB transactions.
The Fund will make commitments to purchase when-issued municipal obligations only with the intention of acquiring the securities, but may sell these securities before the settlement date if the manager deems it advisable. Any gain realized on the sale would be taxable.
The Fund may acquire “stand-by commitments” with respect to municipal obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.
To protect against a decline in the value of municipal obligations it owns or an increase in the price of municipal obligations it proposes to purchase in the future, the Fund may engage in financial futures and options transactions, subject to applicable regulations by the Commodities Futures Trading Commission. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of long-term municipal obligations or relate to debt securities the prices of which are anticipated by the investment manager to correlate with the prices of the municipal obligations owned or to be purchased by the Fund.
The Fund may enter into interest rate futures contracts in order to protect against the adverse effect of changing interest rates on its portfolio securities or those to be purchased by the Fund. The Fund may purchase and sell call and put options on interest rate futures contracts that are traded on a United States exchange or board of trade. The Fund may utilize municipal bond index futures to protect against changes in the market value of the municipal obligations in its portfolio or that it intends to acquire. The Fund may purchase and sell put and call options on municipal bond indexes and municipal bond index futures and enter into closing transactions with respect to those options.
The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act.
The Fund  may borrow money, except for temporary or emergency purposes, and then not in amounts that are greater than 15% of total assets (including the amount borrowed).  The Fund may not buy more securities if the Fund has borrowed money in amounts greater than 5% of net assets.
The Fund may enter into repurchase agreement transactions with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period.
The Fund may invest in securities of other investment companies to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act. The Fund may also invest in securities of private funds that rely on exceptions from the definition of investment company under Sections 3(c)(1) or 3(c)(7) of the 1940 Act, structured finance vehicles or other entities not traditionally considered pooled investment vehicles, and companies that rely on the exceptions from the definition of investment company under Section 3(c)(5)(A) or (B) of the 1940 Act. The Fund may invest in portfolio affiliates of the Fund within the meaning of, and in reliance on, Rules 17a-6 and 17d-1(d)(5) under the 1940 Act. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when Western Asset believes that share prices of other investment companies offer attractive values. In general, under the 1940 Act, an investment company may not (i) own more than 3% of the outstanding voting securities of any one registered investment company, (ii) invest more than 5% of its total assets in the securities of any single registered investment company or (iii) invest more than 10% of its total assets in securities of other registered investment companies (the “3-5-10% Limitations”). The Fund may rely on certain exemptions to exceed the 3-5-10% Limitations when investing in another registered investment company (including money market funds) or business development company. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees.

Risk Factors [Table Text Block]
Principal Risk Factors
There are various risks associated with an investment in the Fund. You should consider whether the Fund is an appropriate investment for you. The Fund invests substantially all of its assets in municipal obligations, and circumstances or events that affect the value of municipal obligations will affect the Fund’s net asset value. The Fund may invest primarily in lower-rated securities. An investment in these securities has speculative characteristics and may involve a substantial risk of loss. The following is intended to provide a summary of the principal risks of an investment in the Fund.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the Common Stock represents an indirect investment in the fixed income securities and other investments owned by the Fund, most of which could be purchased directly. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your Common Stock may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Below Investment Grade (High Yield or Junk Bond) Securities Risk. The Fund may invest in municipal obligations rated below investment grade or unrated, if determined to be of equivalent quality, without limit. High yield debt securities are generally subject to greater credit risks than higher-grade debt securities, including the risk of default on the payment of interest or principal. High yield debt securities are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield debt securities tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Municipal Securities Risk. Liquidity in the municipal securities market may vary from time to time. At times of decreased liquidity, the ability of the Fund to buy and sell municipal securities may, with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of municipal securities may not be as extensive as information about corporations whose securities are publicly traded, and the Fund’s performance may therefore be more dependent on the sub-adviser’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.
Obligations of issuers of municipal securities may be subject to the provisions of bankruptcy, insolvency and the United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain municipal securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem municipal securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in municipal securities providing as high a level of investment return as the securities redeemed.
Tax-Exempt Securities Risk. In general, the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Consequently, the ability of the Fund to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as information about corporations whose securities are publicly traded. Obligations of issuers of tax-exempt securities may be subject to the provisions of bankruptcy, insolvency and the
United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain tax-exempt securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem tax-exempt securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in tax-exempt securities providing as high a level of investment return as the securities redeemed.
Inverse Floating Rate Securities and TOBs Risk. Subject to certain limitations, the Fund may invest in inverse floating rate securities. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor for the purpose of holding municipal bonds purchased from the Fund or from another third party. An investment in an inverse floating rate security may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the underlying security or index inversely affect the residual interest paid on the inverse floating rate security, the value of an inverse floating rate security is generally more volatile than that of a fixed-rate bond.
Inverse floating rate securities have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floating rate securities have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency.
During times of reduced market liquidity, such as at the present, the Fund may not be able to sell municipal securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of municipal securities by market participants, such as the Fund, that are seeking liquidity can further reduce municipal security prices in an illiquid market. The Fund may seek to make sales of large blocks of municipal securities as part of its investment strategy or it may be required to raise cash to re-collateralize, unwind or “collapse” tender option bond trusts that issued inverse floating rate securities to the Fund or to make payments to such trusts to enable them to pay for tenders of the short-term securities they have issued if the remarketing agents for those municipal securities are unable to sell the short-term securities in the marketplace to other buyers (typically tax-exempt money market funds). The Fund’s potential exposure to losses related to or on inverse floating rate securities may increase beyond the value of the Fund’s inverse floater investments as the Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates.
Although volatile, inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
Investment in inverse floating rate securities may amplify the effects of the Fund’s use of leverage. Any economic effect of leverage through the Fund’s purchase of inverse floating rate securities will create an opportunity for increased Common Stock net income and returns, but may also result in losses if the cost of leverage exceeds the return on the inverse floating rate securities purchased by the Fund.
TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on inverse floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.
Insurance Risk. The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline, and the insurance may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the Common Stock represented by such insured obligation.
Risks Related to Zero-coupon Municipal Bonds. A zero-coupon municipal bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero-coupon municipal bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero-coupon municipal bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. Zero-coupon municipal bonds with a fixed maturity date of more than one year from the date of issuance will be treated as debt obligations that are issued originally at a discount for U.S. federal income tax purposes. Generally, the discount is treated as interest income that is taken into account over the term of the bond in determining the distributions the Fund must make to qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies (and for taxable bonds, is included in income), even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the bond. The Fund may thus be required to pay out as an income distribution each year an amount which is greater than the total amount of cash the Fund actually received, and may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero-coupon municipal bonds.
Special Risks Related to Certain Municipal Securities. The Fund may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate governmental body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
Alternative Minimum Tax and Taxable Income Risk. The Fund will qualify to pay “exempt-interest dividends,” which are exempt from regular U.S. federal income tax, for any taxable year only if at least 50% of the value of its assets, as of the close of each quarter of the taxable year, consists of state or local obligations described in Section 103(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Assuming that the Fund qualifies to pay exempt-interest dividends, it is anticipated that certain of the Fund’s distributions will nevertheless constitute taxable income. Moreover, a portion of the Fund’s exempt-interest dividends may be subject to federal alternative minimum tax, and all or a portion of such dividends may be subject to state and local taxation.
A portion of the Fund’s distributions may be taxable to Common Stockholders. In particular, the Fund may use a variety of derivative instruments and may sell certain fixed-income securities short including, but not limited to, U.S. Treasuries, for investment and/or hedging purposes. To the extent that the Fund utilizes these strategies the Fund could generate taxable income and gains. Distributions of any capital gain or other taxable income (including gains and “market discount” realized by the Fund on the sale of municipal securities) will be taxable to Common Stockholders. The Fund may not be a suitable investment for investors subject to the federal alternative minimum tax or who would become subject to such tax by investing in the Fund. The suitability of an investment in Common Stock will depend upon a comparison of the after tax yield likely to be provided from the Fund with that from comparable tax-exempt investments not subject to the alternative minimum tax, and from comparable fully taxable investments, in light of each such investor’s tax position. Special considerations apply to corporate investors.
Certain provisions of the Code relating to the issuance of municipal obligations impose restrictions on the volume of municipal obligations qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by the Fund and thus reduce available yield. Legislative proposals that may further restrict or eliminate the federal income tax exemption for interest on municipal obligations may be introduced in the future. The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities normally is not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Credit Crisis Liquidity and Volatility Risk. The markets for credit instruments, including fixed income securities, have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have also resulted in significant valuation uncertainties in a variety of debt securities, including certain fixed income securities.   These conditions resulted, and in many cases continue to result in greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. These market conditions may make valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or decreases in its holdings. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Common Stock.
Government Intervention in Financial Markets Risk. U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. Western Asset will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
Derivatives Risk. The Fund may utilize a variety of derivative instruments such as financial futures contracts and options. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
The Fund operates under Rule 18f-4 under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f-4 may limit the Fund’s ability to use derivatives as part of its investment strategy.
Short Sales Risk. To the extent the Fund makes use of short sales for investment and/or risk management purposes, the Fund may be subject to risks associated with selling short. Short sales are transactions in which the Fund sells securities or other instruments that the Fund does not own or otherwise engages in economically similar transactions through the use of derivatives such as options, forwards or futures contracts. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. The Fund’s loss on a short sale theoretically could be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. In addition, the Fund’s short selling strategies may limit its ability to benefit from increases in the markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
Counterparty Risk. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly.  The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
Interest Rate Risk. The market value of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations is generally greater for securities with longer maturities. The subadviser’s judgment about interest rate trends may prove to be incorrect.
Prepayment Risk. Prepayments may cause losses on securities purchased at a premium. At times, some of the securities in which the Fund may invest may have higher than market interest rates and therefore may be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, may cause the Fund to experience a loss equal to any unamortized premium. In addition, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Stock and distributions on the Common Stock can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to stockholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Liquidity Risk. The Fund may invest all or a portion of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may trade at a discount from comparable, more liquid securities and may be subject to wide fluctuations in market value. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the Subadviser believes it is desirable to do so.
Market Events Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities.  For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China.  Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.
Market Price Discount from Net Asset Value Risk. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be a greater risk to investors expecting to sell their Common Stock in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the Common Stock will depend not upon the Fund’s net asset value but upon whether the market price of the Common Stock at the time of sale is above or below the investor’s purchase price for the Common Stock.
Because the market price of the Common Stock will be determined by factors such as relative supply of and demand for the Common Stock in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, above or below net asset value or at, above or below the initial public offering price. The Fund’s Common Stock is designed primarily for long term investors and you should not view the Fund as a vehicle for trading purposes.
Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.
Portfolio Turnover Risk. Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.
Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The subadviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Anti-Takeover Provisions Risk. The Charter and Bylaws of the Fund include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking high current income exempt from federal income taxes. The Bylaws also contain a provision providing that the Board of Directors has adopted a resolution to opt in the Fund to the provisions of the Maryland Control Share Acquisition Act (“MCSAA”). There can be no assurance, however, that such provisions will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term shareholders, such as liquidating debt investments prior to maturity, triggering taxable events for shareholders and decreasing the size of the Fund. Such provisions may limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board considered its fiduciary obligations to the Fund. In particular, the Board considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of Common Stockholders that invested in the Fund due to its investment objective of total return with an emphasis on income. In order to seek to allow the Fund to achieve its investment objective for those long-term Common Stockholders, the Board determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section18(i) of the 1940 Act. A recent decision by the U.S. District Court for the Southern District of New York, however, held that certain Funds that opted into the MCSAA violated Section18(i) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered closed-end fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end fund organized in Maryland can opt in to the MCSAA.
Temporary Defensive Strategies Risk. When Western Asset anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed income securities that Western Asset considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.
When-Issued and Delayed Delivery Transactions Risk. The Fund may use when-issued and delayed delivery transactions to purchase securities. The value of securities purchased in these transactions may decrease before they are delivered to the Fund. Also, the yield on securities purchased in these transactions may be higher in the market when the delivery takes place.
Operational Risk. The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.
Cybersecurity Risk. Like other funds and business enterprises, the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack.

Share Price [Table Text Block]
Market Price and Net Asset Valuation (NAV) Information
The Fund’s Common Stock is traded on the NYSE under the symbol “MHF”. The below table details for the period indicated the high and low closing market prices, the NAV, and premium to or discount from NAV, on the date of each of the high and low market prices.
	Quarterly Closing Market Price		Quarterly Closing NAV Price per Common share on Date of Market Price		Quarterly Closing Premium/(Discount) on Date of Market Price
	High	Low	High	Low	High	Low
Fiscal Year 2025:
January 31, 2025	$7.24	$6.75	$7.32	$7.14	(1.09)%	(5.46)%
April 30, 2025	$7.82	$6.95	$7.06	$6.83	10.76%	1.76%
July 31, 2025	$7.50	$6.67	$6.91	$6.74	8.54%	(1.04)%
October 31, 2025	$7.63	$6.76	$6.99	$6.79	9.16%	(0.52)%
Fiscal Year 2024:
January 31, 2024	$6.58	$6.06	$7.36	$6.76	(10.60)%	(10.36)%
April 30, 2024	$6.92	$6.53	$7.25	$7.33	(4.55)%	(10.91)%
July 31, 2024	$7.04	$6.54	$7.33	$7.18	(3.96)%	(8.91)%
October 31, 2024	$7.32	$6.94	$7.40	$7.23	(1.08)%	(4.01)%
The NAV per Common Share on October 31, 2025 was $7.00 and the market price per Common Stock at the close of business on October 31 2025 was $7.05, representing a 0.71% premium from such net asset value. As of October 31, 2025, the Fund has 22,176,329 outstanding shares of Common Stock.
Shares of a closed-end investment company may frequently trade at prices lower than NAV. The Fund’s Common Stock has traded in the market below, at and above net asset value since the commencement of the Fund’s operations. The Fund cannot determine the reasons why the Fund’s Common Stock trades at a premium to or discount from NAV, nor can the Fund predict whether its Stock will trade in the future at a premium to or discount from NAV, or the level of any premium or discount. The Board regularly monitors the relationship between the market price and NAV of the Common Stock. If the Common Stock were to trade at a substantial discount to NAV for an extended period of time, the Board may consider the repurchase of the Fund’s Common Stock on the open market, the making of a tender offer for such shares or other programs intended to reduce the discount. The Fund cannot assure you that its Board will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the Common Stock represents an indirect investment in the fixed income securities and other investments owned by the Fund, most of which could be purchased directly. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your Common Stock may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Below Investment Grade (High Yield or Junk Bond) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High Yield or Junk Bond) Securities Risk. The Fund may invest in municipal obligations rated below investment grade or unrated, if determined to be of equivalent quality, without limit. High yield debt securities are generally subject to greater credit risks than higher-grade debt securities, including the risk of default on the payment of interest or principal. High yield debt securities are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield debt securities tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risk. Liquidity in the municipal securities market may vary from time to time. At times of decreased liquidity, the ability of the Fund to buy and sell municipal securities may, with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of municipal securities may not be as extensive as information about corporations whose securities are publicly traded, and the Fund’s performance may therefore be more dependent on the sub-adviser’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.
Obligations of issuers of municipal securities may be subject to the provisions of bankruptcy, insolvency and the United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain municipal securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem municipal securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in municipal securities providing as high a level of investment return as the securities redeemed.

Tax-Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax-Exempt Securities Risk. In general, the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Consequently, the ability of the Fund to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as information about corporations whose securities are publicly traded. Obligations of issuers of tax-exempt securities may be subject to the provisions of bankruptcy, insolvency and the
United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain tax-exempt securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem tax-exempt securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in tax-exempt securities providing as high a level of investment return as the securities redeemed.

Inverse Floating Rate Securities and TOBs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floating Rate Securities and TOBs Risk. Subject to certain limitations, the Fund may invest in inverse floating rate securities. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor for the purpose of holding municipal bonds purchased from the Fund or from another third party. An investment in an inverse floating rate security may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the underlying security or index inversely affect the residual interest paid on the inverse floating rate security, the value of an inverse floating rate security is generally more volatile than that of a fixed-rate bond.
Inverse floating rate securities have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floating rate securities have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency.
During times of reduced market liquidity, such as at the present, the Fund may not be able to sell municipal securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of municipal securities by market participants, such as the Fund, that are seeking liquidity can further reduce municipal security prices in an illiquid market. The Fund may seek to make sales of large blocks of municipal securities as part of its investment strategy or it may be required to raise cash to re-collateralize, unwind or “collapse” tender option bond trusts that issued inverse floating rate securities to the Fund or to make payments to such trusts to enable them to pay for tenders of the short-term securities they have issued if the remarketing agents for those municipal securities are unable to sell the short-term securities in the marketplace to other buyers (typically tax-exempt money market funds). The Fund’s potential exposure to losses related to or on inverse floating rate securities may increase beyond the value of the Fund’s inverse floater investments as the Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates.
Although volatile, inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
Investment in inverse floating rate securities may amplify the effects of the Fund’s use of leverage. Any economic effect of leverage through the Fund’s purchase of inverse floating rate securities will create an opportunity for increased Common Stock net income and returns, but may also result in losses if the cost of leverage exceeds the return on the inverse floating rate securities purchased by the Fund.
TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on inverse floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk. The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline, and the insurance may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the Common Stock represented by such insured obligation.

Risks Related to Zero-coupon Municipal Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Zero-coupon Municipal Bonds. A zero-coupon municipal bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero-coupon municipal bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero-coupon municipal bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. Zero-coupon municipal bonds with a fixed maturity date of more than one year from the date of issuance will be treated as debt obligations that are issued originally at a discount for U.S. federal income tax purposes. Generally, the discount is treated as interest income that is taken into account over the term of the bond in determining the distributions the Fund must make to qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies (and for taxable bonds, is included in income), even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the bond. The Fund may thus be required to pay out as an income distribution each year an amount which is greater than the total amount of cash the Fund actually received, and may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero-coupon municipal bonds.

Special Risks Related to Certain Municipal Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks Related to Certain Municipal Securities. The Fund may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate governmental body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

Alternative Minimum Tax and Taxable Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Alternative Minimum Tax and Taxable Income Risk. The Fund will qualify to pay “exempt-interest dividends,” which are exempt from regular U.S. federal income tax, for any taxable year only if at least 50% of the value of its assets, as of the close of each quarter of the taxable year, consists of state or local obligations described in Section 103(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Assuming that the Fund qualifies to pay exempt-interest dividends, it is anticipated that certain of the Fund’s distributions will nevertheless constitute taxable income. Moreover, a portion of the Fund’s exempt-interest dividends may be subject to federal alternative minimum tax, and all or a portion of such dividends may be subject to state and local taxation.
A portion of the Fund’s distributions may be taxable to Common Stockholders. In particular, the Fund may use a variety of derivative instruments and may sell certain fixed-income securities short including, but not limited to, U.S. Treasuries, for investment and/or hedging purposes. To the extent that the Fund utilizes these strategies the Fund could generate taxable income and gains. Distributions of any capital gain or other taxable income (including gains and “market discount” realized by the Fund on the sale of municipal securities) will be taxable to Common Stockholders. The Fund may not be a suitable investment for investors subject to the federal alternative minimum tax or who would become subject to such tax by investing in the Fund. The suitability of an investment in Common Stock will depend upon a comparison of the after tax yield likely to be provided from the Fund with that from comparable tax-exempt investments not subject to the alternative minimum tax, and from comparable fully taxable investments, in light of each such investor’s tax position. Special considerations apply to corporate investors.
Certain provisions of the Code relating to the issuance of municipal obligations impose restrictions on the volume of municipal obligations qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by the Fund and thus reduce available yield. Legislative proposals that may further restrict or eliminate the federal income tax exemption for interest on municipal obligations may be introduced in the future. The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities normally is not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Credit Crisis Liquidity and Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Crisis Liquidity and Volatility Risk. The markets for credit instruments, including fixed income securities, have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have also resulted in significant valuation uncertainties in a variety of debt securities, including certain fixed income securities.   These conditions resulted, and in many cases continue to result in greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. These market conditions may make valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or decreases in its holdings. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Common Stock.

Government Intervention in Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention in Financial Markets Risk. U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. Western Asset will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk. The Fund may utilize a variety of derivative instruments such as financial futures contracts and options. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
The Fund operates under Rule 18f-4 under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f-4 may limit the Fund’s ability to use derivatives as part of its investment strategy.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk. To the extent the Fund makes use of short sales for investment and/or risk management purposes, the Fund may be subject to risks associated with selling short. Short sales are transactions in which the Fund sells securities or other instruments that the Fund does not own or otherwise engages in economically similar transactions through the use of derivatives such as options, forwards or futures contracts. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund may engage in short sales where it does not own or have the right to acquire the security sold short at no additional cost. The Fund’s loss on a short sale theoretically could be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. In addition, the Fund’s short selling strategies may limit its ability to benefit from increases in the markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly.  The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk. Prepayments may cause losses on securities purchased at a premium. At times, some of the securities in which the Fund may invest may have higher than market interest rates and therefore may be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, may cause the Fund to experience a loss equal to any unamortized premium. In addition, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Stock and distributions on the Common Stock can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to stockholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. The Fund may invest all or a portion of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may trade at a discount from comparable, more liquid securities and may be subject to wide fluctuations in market value. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the Subadviser believes it is desirable to do so.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities.  For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China.  Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.

Market Price Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Discount from Net Asset Value Risk. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be a greater risk to investors expecting to sell their Common Stock in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the Common Stock will depend not upon the Fund’s net asset value but upon whether the market price of the Common Stock at the time of sale is above or below the investor’s purchase price for the Common Stock.
Because the market price of the Common Stock will be determined by factors such as relative supply of and demand for the Common Stock in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, above or below net asset value or at, above or below the initial public offering price. The Fund’s Common Stock is designed primarily for long term investors and you should not view the Fund as a vehicle for trading purposes.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk. Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The subadviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk. The Charter and Bylaws of the Fund include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking high current income exempt from federal income taxes. The Bylaws also contain a provision providing that the Board of Directors has adopted a resolution to opt in the Fund to the provisions of the Maryland Control Share Acquisition Act (“MCSAA”). There can be no assurance, however, that such provisions will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term shareholders, such as liquidating debt investments prior to maturity, triggering taxable events for shareholders and decreasing the size of the Fund. Such provisions may limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board considered its fiduciary obligations to the Fund. In particular, the Board considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of Common Stockholders that invested in the Fund due to its investment objective of total return with an emphasis on income. In order to seek to allow the Fund to achieve its investment objective for those long-term Common Stockholders, the Board determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section18(i) of the 1940 Act. A recent decision by the U.S. District Court for the Southern District of New York, however, held that certain Funds that opted into the MCSAA violated Section18(i) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered closed-end fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end fund organized in Maryland can opt in to the MCSAA.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Strategies Risk. When Western Asset anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed income securities that Western Asset considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.

When-Issued and Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Delayed Delivery Transactions Risk. The Fund may use when-issued and delayed delivery transactions to purchase securities. The value of securities purchased in these transactions may decrease before they are delivered to the Fund. Also, the yield on securities purchased in these transactions may be higher in the market when the delivery takes place.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk. The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk. Like other funds and business enterprises, the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. The market value of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations is generally greater for securities with longer maturities. The subadviser’s judgment about interest rate trends may prove to be incorrect.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]										Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 6.76	$ 6.67	$ 6.95	$ 6.75	$ 6.94	$ 6.54	$ 6.53	$ 6.06
Highest Price or Bid		7.63	7.5	7.82	7.24	7.32	7.04	6.92	6.58
Lowest Price or Bid, NAV		6.79	6.74	6.83	7.14	7.23	7.18	7.33	6.76
Highest Price or Bid, NAV		$ 6.99	$ 6.91	$ 7.06	$ 7.32	$ 7.4	$ 7.33	$ 7.25	$ 7.36
Highest Price or Bid, Premium (Discount) to NAV [Percent]		9.16%	8.54%	10.76%	(1.09%)	(1.08%)	(3.96%)	(4.55%)	(10.60%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(0.52%)	(1.04%)	1.76%	(5.46%)	(4.01%)	(8.91%)	(10.91%)	(10.36%)
Share Price		$ 7.05								$ 7.05
NAV Per Share		$ 7								$ 7
Latest Premium (Discount) to NAV [Percent]										0.71%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]										22,176,329

[1]	Represents the estimated commission with respect to the Common Stock being sold in at-the-market offerings. Jones Trading will be entitled to compensation of up to 1.00% of the gross proceeds of the sale of any Common Stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon in writing by the Fund and UBS Securities LLC from time to time.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent to sell shares of Common Stock held in a dividend reinvestment account. There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	Costs incurred by the Fund in connection with the shelf offering are recorded as a prepaid expense. These costs are amortized on a pro-rata basis as shares are sold and are presented as a reduction to the net proceeds from the sale of shares. Any deferred charges remaining at the end of the life of the shelf offering period will be expensed.
[4]	The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
[5]	The Fund has utilized Borrowings in an aggregate amount of 2% of its net assets, which equals the average level of leverage for the Fund’s fiscal year ended October 31, 2025. The expenses and rates associated with leverage may vary.
[6]	“Other Expenses” are based on amounts incurred in the fiscal year ended October 31, 2025.